UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A. Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.05%, 2/19/15	$2,000	$1,999,947
0.05%, 3/12/15	1,000	999,946
0.05%, 3/19/15	3,000	2,999,818
0.04% – 0.13%, 4/02/15	5,800	5,799,515
0.06%, 5/07/15	1,000	999,852
0.06%, 5/14/15	1,500	1,499,745
0.07%, 5/21/15	1,000	999,794
0.07%, 5/28/15	2,000	1,999,549
0.11%, 6/18/15	2,000	1,999,172
0.13%, 7/02/15	1,000	999,455
0.13%, 7/09/15	2,500	2,498,628
0.09%, 7/16/15	1,000	999,601
0.08%, 7/30/15	1,000	999,627
U.S. Treasury Notes:
0.25%, 2/28/15	795	795,118
0.13%, 4/30/15	2,000	2,000,143
4.13%, 5/15/15	8,000	8,092,844
2.13%, 5/31/15	3,090	3,110,684
0.07%, 1/31/16 (b)	815	814,802
0.09%, 4/30/16 (b)	1,487	1,487,002
0.09%, 7/31/16 (b)	766	766,170
0.07%, 10/31/16 (b)	1,756	1,755,479

Total U.S. Treasury Obligations (Cost — $43,616,891) — 65.0%		43,616,891

Repurchase Agreements — 33.1%
Barclays Capital, Inc., 0.05%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $4,650,019, collateralized by a U.S. Treasury Obligation, 2.00%, due 10/31/21, original par and fair value of $4,592,200 and $4,743,011 respectively)	4,650	4,650,000
Total Value of Barclays Capital, Inc. (collateral value of $4,743,011)		4,650,000
BNP Paribas Securities Corp., 0.06%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $4,000,020, collateralized by various U.S. Treasury Obligations, 0.00% to 2.63%, due 2/15/21 to 5/15/44, original par and fair value of $7,997,600 and $4,589,894, respectively)	4,000	4,000,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.05%, 2/06/15 (Purchased on 01/30/15 to be repurchased at $1,600,016, collateralized by various U.S. Treasury Obligations, 0.13% to 2.63%, due 8/15/15 to 11/15/44, original par and fair value of $2,398,230 and $1,632,007, respectively)	$1,600	$1,600,000

Total Value of BNP Paribas Securities Corp. (collateral value of $5,499,276)		5,600,000

Citigroup Global Markets, Inc., 0.05%, 2/03/15 (Purchased on 01/27/15 to be repurchased at $1,000,010, collateralized by a U.S. Treasury Obligation, 0.38%, due 2/15/16, original par and fair values of $1,016,600 and $1,020,088 respectively)	1,000	1,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,020,088)		1,000,000
Credit Suisse Securities (USA) LLC, 0.06%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $2,000,010, collateralized by a U.S. Treasury Obligation, 0.50%, due 4/15/15, original par and fair value of $1,890,000 and $2,040,101, respectively)	2,000	2,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,040,101)		2,000,000
HSBC Securities (USA), Inc., 0.05%, 2/02/15 (Purchased on 01/27/14 to be repurchased at $4,002,050, collateralized by a U.S. Treasury Obligation, 3.63%, due 2/15/44, original par and fair value of $3,155,000 and $4,083,229, respectively)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $4,083,229)		4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $2,000,008, collateralized by a U.S. Treasury Obligation, 0.63%, due 11/15/16 original par and fair value of $2,031,700 and $2,040,081, respectively)	2,000	2,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $2,040,081)		2,000,000

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2015	1

Schedule of Investments (continued)	Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)
Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.06%, 2/02/15 (Purchased on 01/30/15 to be repurchased at $3,000,015, collateralized by a U.S. Treasury Obligation, 2.50%, due 5/15/24, original par and fair value of $2,857,000 and $3,060,004, respectively)	$3,000	$3,000,000
Total Value of SG Americas Securities LLC (collateral value of $3,060,004)		3,000,000

Total Repurchase Agreements— 33.1%	22,250,000
Total Investments (Cost — $65,866,891*) — 98.1%	65,866,891
Other Assets Less Liabilities — 1.9%	1,245,349
Net Assets — 100.0%	$67,112,240

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2015	2

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund

As of January 31, 2015, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
U.S. Treasury Obligations	—	$43,616,891	—	$43,616,891
Repurchase Agreements	—	22,250,000	—	22,250,000

Total	—	$65,866,891	—	$65,866,891

[1]	See above Schedule of Investments for values in each security type.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2015	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2015